Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Montgomery Funds
Central Index Key	dei_EntityCentralIndexKey	0001409957
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2015
Vanguard Market Neutral Fund | Vanguard Market Neutral Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.19%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.21%	[1]
Borrowing Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.18%	[2]
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	1.45%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.64%	[3]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	167
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	517
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	892
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	1,944
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 11, 1998
2005	rr_AnnualReturn2005	9.64%
2006	rr_AnnualReturn2006	6.52%
2007	rr_AnnualReturn2007	12.81%
2008	rr_AnnualReturn2008	(8.24%)
2009	rr_AnnualReturn2009	(11.38%)
2010	rr_AnnualReturn2010	(1.03%)
2011	rr_AnnualReturn2011	7.80%
2012	rr_AnnualReturn2012	(1.50%)
2013	rr_AnnualReturn2013	8.59%
2014	rr_AnnualReturn2014	4.26%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2007
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.79%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(6.54%)
One Year	rr_AverageAnnualReturnYear01	4.26%
Five Years	rr_AverageAnnualReturnYear05	3.54%
Ten Years	rr_AverageAnnualReturnYear10	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1998
Vanguard Market Neutral Fund | Vanguard Market Neutral Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.21%	[1]
Borrowing Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.18%	[2]
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	1.45%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.54%	[4]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	157
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	486
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	839
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	1,834
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct. 19, 1998
2005	rr_AnnualReturn2005	10.05%
2006	rr_AnnualReturn2006	6.75%
2007	rr_AnnualReturn2007	13.17%
2008	rr_AnnualReturn2008	(8.27%)
2009	rr_AnnualReturn2009	(11.31%)
2010	rr_AnnualReturn2010	(0.93%)
2011	rr_AnnualReturn2011	7.94%
2012	rr_AnnualReturn2012	(1.39%)
2013	rr_AnnualReturn2013	8.66%
2014	rr_AnnualReturn2014	4.38%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2007
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.86%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(6.53%)
One Year	rr_AverageAnnualReturnYear01	4.38%
Five Years	rr_AverageAnnualReturnYear05	3.64%
Ten Years	rr_AverageAnnualReturnYear10	2.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 19, 1998
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Market Neutral Fund | Vanguard Market Neutral Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.03%
Five Years	rr_AverageAnnualReturnYear05	0.06%
Ten Years	rr_AverageAnnualReturnYear10	1.46%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Market Neutral Fund | Vanguard Market Neutral Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.03%
Five Years	rr_AverageAnnualReturnYear05	0.06%
Ten Years	rr_AverageAnnualReturnYear10	1.46%
Equity Market Neutral Funds Average | Vanguard Market Neutral Fund | Vanguard Market Neutral Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.43%
Five Years	rr_AverageAnnualReturnYear05	1.08%
Ten Years	rr_AverageAnnualReturnYear10	1.36%
Equity Market Neutral Funds Average | Vanguard Market Neutral Fund | Vanguard Market Neutral Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.43%
Five Years	rr_AverageAnnualReturnYear05	1.08%
Ten Years	rr_AverageAnnualReturnYear10	1.36%
[1]	When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to that dividend to the party from which the Fund borrowed the stock and to record the payment of the dividend as an expense.
[2]	In connection with its short sales, the Fund may receive income or be charged a fee on borrowed stock. This income or fee is calculated on a daily basis, based upon the market value of the borrowed stock and a variable rate that is dependent upon the availability of the stock. A net amount of fees is listed as Borrowing Expenses on Securities Sold Short.
[3]	Excluding borrowing and dividend expenses on securities sold short, the Total Annual Fund Operating Expenses are 0.25%.
[4]	Excluding borrowing and dividend expenses on securities sold short, the Total Annual Fund Operating Expenses are 0.15%.